UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

    INVESTMENT COMPANY ACT FILE NUMBERS 811-2860; 811-3967;
		     811-5690; 811-2107

FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS GOVERNMENT FUND, INC.
FIRST INVESTORS SERIES FUND
FIRST INVESTORS FUND FOR INCOME, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2005

DATE OF REPORTING PERIOD:  JUNE 30, 2005

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
June 30, 2005


-----------------------------------------------------------------------------------------------------------------
              Principal                                                                   Interest
                 Amount   Security                                                            Rate*         Value
-----------------------------------------------------------------------------------------------------------------
                          CORPORATE NOTES -- 45.5%
                $4,000 M  American General Finance Corp., 7/12/05                            3.08%     $3,996,228
                 5,000 M  ChevronTexaco Funding Corp., 7/20/05                               3.17       4,991,629
                 2,500 M  Coca-Cola Co., 7/25/05                                             3.12       2,494,792
                 5,000 M  Colgate-Palmolive Co., 7/29/05+                                    3.22       4,987,476
                 2,000 M  Exxon Capital Corp., 7/1/05                                        2.08       2,000,000
                 1,500 M  First Data Corp., 7/15/05                                          3.23       1,501,962
                 4,000 M  Gannett Company. Inc., 7/6/05+                                     2.99       3,998,334
                 2,250 M  Hewlett-Packard Co., 7/29/05+                                      3.23       2,244,344
                 5,000 M  Illinois Tool Works, Inc., 7/27/05                                 3.19       4,988,472
                 5,000 M  International Business Machines Corp., 7/11/05                     3.01       4,995,811
                 2,000 M  JPMorgan Chase & Co., 2/1/06                                       3.15       2,038,541
                 1,000 M  Kimberly-Clark Worldwide, 7/30/05++                                3.25       1,000,867
                 5,000 M  Madison Gas & Electric Co., 7/25/05                                3.23       4,989,231
                 2,550 M  McGraw-Hill Cos. Inc., 7/8/05                                      3.01       2,548,504
                 2,000 M  Merrill Lynch & Co., 3/10/06                                       3.45       1,986,696
                 5,000 M  New York Times Co., 8/19/05                                        3.17       4,978,369
                 5,000 M  PepsiCo, Inc., 7/13/05+                                            3.07       4,994,876
                          Procter & Gamble Co.:
                 2,000 M     7/15/05+                                                        3.15       1,997,548
                 4,000 M     8/1/05+                                                         3.23       3,988,873
                 5,000 M  Toyota Motor Credit Corp., 7/8/05                                  3.12       4,996,964
                 5,000 M  Wal-Mart Stores, Inc., 7/19/05+                                    3.11       4,992,214
-----------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $74,711,731)                                                      74,711,731
-----------------------------------------------------------------------------------------------------------------
                          U.S. GOVERNMENT AGENCY OBLIGATIONS -- 39.6%
                          Fannie Mae:
                 5,000 M      7/6/05                                                         2.95       4,997,946
                   500 M      7/14/05                                                        2.28         499,862
                   555 M      7/22/05                                                        2.30         554,239
                 1,225 M      8/5/05                                                         2.90       1,223,739
                   500 M      9/2/05                                                         3.00         499,286
                 3,055 M      9/28/05                                                        3.36       3,029,621
                   550 M      10/21/05                                                       2.85         548,672
                   495 M      11/14/05                                                       2.85         493,732
                 1,000 M      12/15/05                                                       2.88         997,659
                   500 M      2/28/06                                                        3.65         495,265
                 2,000 M      3/17/06                                                        3.31       1,999,263
                   628 M      7/3/06                                                         3.64         627,987
                          Federal Farm Credit Bank:
                   250 M      7/28/05                                                        2.70         249,799
                 2,000 M      8/3/05                                                         3.27       2,006,110
                          Federal Home Loan Bank:
                 9,038 M      7/1/05                                                         2.97       9,038,000
                 8,000 M      7/6/05                                                         2.99       7,996,672
                   750 M      7/8/05                                                         2.28         749,875
                 1,500 M      7/8/05                                                         2.38       1,499,724
                 4,150 M      7/13/05                                                        3.09       4,145,720
                 1,000 M      8/15/05                                                        2.33       1,001,103
                 2,000 M      8/15/05                                                        3.27       2,008,406
                 1,000 M      9/30/05                                                        3.00         997,007
                 1,000 M      10/27/05                                                       2.43         998,579
                 1,850 M      11/4/05                                                        2.53       1,849,887
                   815 M      11/10/05                                                       3.34         810,966
                 1,375 M      11/15/05                                                       2.52       1,384,008
                 3,000 M      12/30/05                                                       3.12       2,978,924
                 1,000 M      1/10/06                                                        3.56         990,411
                 1,500 M      2/27/06                                                        3.53       1,487,480
                 2,000 M      3/13/06                                                        3.31       1,988,886
                 1,000 M      3/24/06                                                        3.60         989,731
                 1,000 M      4/28/06                                                        3.65         986,788
                 1,500 M      6/30/06                                                        3.75       1,500,000
                          Freddie Mac:
                   300 M      11/17/05                                                       2.54         299,714
                 2,000 M      4/28/06                                                        3.56       1,985,915
                 1,000 M      4/28/06                                                        3.65         991,974
-----------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $64,902,950)                                   64,902,950
-----------------------------------------------------------------------------------------------------------------
                          FLOATING RATE NOTES -- 7.4%
                 4,700 M  Federal Farm Credit Bank, 9/1/05                                   3.24       4,700,635
                          Federal Home Loan Bank:
                 3,000 M      10/5/05                                                        3.00       2,999,470
                 2,400 M      5/24/06                                                        3.20       2,400,000
                 2,100 M  Merrill Lynch & Co., 4/18/06                                       3.43       2,105,228
-----------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $12,205,333)                                                  12,205,333
-----------------------------------------------------------------------------------------------------------------
                          BANKERS' ACCEPTANCES -- 4.8%
                 5,000 M  Bank of America, NA, 7/18/05                                       3.14       4,992,580
                 2,891 M  JPMorgan Chase & Co., 8/16/05                                      3.30       2,878,809
-----------------------------------------------------------------------------------------------------------------
Total Value of Bankers' Acceptances (cost $7,871,389)                                                   7,871,389
-----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $159,691,403)**                                             97.3%    159,691,403
Other Assets, Less Liabilities                                                                2.7       4,476,470
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                                  100.0%   $164,167,873
=================================================================================================================


 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on the floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2005.

** Aggregate cost for federal income tax purposes is the same.

 + Security exempt from registration under Secton 4(2) of the Securities
   Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2005, the Fund held seven Section 4(2) securities with an aggregate value of $27,203,665 representing 16.6% of the Fund's net assets.

++ Security exempt from registration under rule 144A of the Securities
   Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors. At June 30, 2005, the Fund held one security with an aggregate value of $1,000,867 representing .6% of the Fund's net assets.

Portfolio of Investments (unaudited)
FIRST INVESTORS GOVERNMENT FUND, INC.
June 30, 2005

-----------------------------------------------------------------------------------------------------------------
          Principal
             Amount     Security                                                                            Value
-----------------------------------------------------------------------------------------------------------------
                        MORTGAGE-BACKED CERTIFICATES -- 96.4%
                        Fannie Mae -- 13.3%
             $24,842 M     5.5%, 4/1/2033-7/1/2034                                                    $25,228,351
               1,058 M     8%, 9/1/2027                                                                 1,157,083
-----------------------------------------------------------------------------------------------------------------
                                                                                                       26,385,434
-----------------------------------------------------------------------------------------------------------------
                        FreddieMac -- 2.6%
               4,977 M     5.5%, 2/1/2035                                                               5,051,653
-----------------------------------------------------------------------------------------------------------------
                        Government National Mortgage Association I Program -- 79.2%
              13,086 M     5%, 4/15/2034-5/15/2035                                                     13,207,272
              37,451 M     5.5%, 5/15/2026-5/15/2035                                                   38,347,487
              57,735 M     6%, 3/15/2031-5/15/2035                                                     59,784,403
              28,982 M     6.5%, 10/15/2028-8/15/2034                                                  30,403,684
               6,785 M     7%, 4/15/2032-4/15/2034                                                      7,212,714
               5,296 M     7.5%, 7/15/2023-6/15/2034                                                    5,683,681
               1,879 M     8%, 4/15/2030-6/15/2034                                                      2,040,952
-----------------------------------------------------------------------------------------------------------------
                                                                                                      156,680,193
-----------------------------------------------------------------------------------------------------------------
                        Government National Mortgage Association II Program -- 1.3%
               2,511 M     7%, 6/20/2023-10/20/2029                                                     2,653,543
-----------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $190,090,278)                                       190,770,823
-----------------------------------------------------------------------------------------------------------------
                        SHORT-TERM U.S. GOVERNMENT OBLIGATIONS -- 3.6%
                        U.S. Treasury Bills:
               5,700 M     2.67%, 7/7/05                                                                5,697,462
                 300 M     2.77%, 7/7/05                                                                  299,862
               1,100 M     2.7%, 7/14/05                                                                1,098,927
-----------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Obligations (cost $7,096,251)                                 7,096,251
-----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $197,186,529)                                               100.0%   197,867,074
Other Assets, Less Liabilities                                                                  .0         87,139
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                                   100.0%  $197,954,213
=================================================================================================================


At June 30, 2005, the cost of investments for federal income tax purposes was $197,186,529. Accumulated net unrealized appreciation on investments was $680,545, consisting of $1,222,148 gross unrealized appreciation and $541,603 gross unrealized depreciation.

Portfolio of Investments (unaudited)
FIRST INVESTORS INVESTMENT GRADE FUND
June 30, 2005

-------------------------------------------------------------------------------------------------------------------
    Principal
       Amount        Security                                                                                 Value
-------------------------------------------------------------------------------------------------------------------
                     CORPORATE BONDS -- 82.5%
                     Aerospace/Defense -- 1.8%
                     Honeywell International, Inc.:
       $1,500 M          7.5%, 2010                                                                      $1,710,858
          975 M          6.125%, 2011                                                                     1,069,548
          400 M      Precision Castparts Corp., 5.60%, 2013                                                 415,930
          717 M      TRW, Inc., 7.125%, 2009                                                                788,489
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,984,825
-------------------------------------------------------------------------------------------------------------------
                     Automotive -- 1.6%
        2,000 M      DaimlerChrysler NA Holdings Corp., 8%, 2010                                          2,263,024
          886 M      Ford Motor Co., 8.9%, 2032                                                             810,633
          500 M      Lear Corp., 8.11%, 2009                                                                517,445
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,591,102
-------------------------------------------------------------------------------------------------------------------
                     Chemicals -- .4%
          700 M      Lubrizol Corp., 7.25%, 2025                                                            819,463
-------------------------------------------------------------------------------------------------------------------
                     Consumer Durables -- .7%
        1,650 M      Black & Decker Corp., 4.75%, 2014                                                    1,635,808
-------------------------------------------------------------------------------------------------------------------
                     Consumer Non-Durables -- 3.0%
        2,250 M      Avon Products, Inc., 4.2%, 2018                                                      2,125,566
        1,800 M      Colgate-Palmolive Co., 7.84%, 2007                                                   1,923,566
        1,350 M      Procter & Gamble Co., 4.85%, 2015                                                    1,390,784
        1,415 M      Unilever Capital Corp., 6.875%, 2005                                                 1,429,504
-------------------------------------------------------------------------------------------------------------------
                                                                                                          6,869,420
-------------------------------------------------------------------------------------------------------------------
                     Energy -- 1.5%
          500 M      Mobil Corp., 8.625%, 2021                                                              732,472
          833 M      Repsol International Finance BV, 7.45%, 2005                                           834,470
          975 M      Sunoco, Inc., 9.375%, 2016                                                           1,019,409
          800 M      Texaco Capital, Inc., 8.25%, 2006                                                      836,826
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,423,177
-------------------------------------------------------------------------------------------------------------------
                     Financial -- 5.9%
          875 M      American General Finance Corp., 8.125%, 2009                                           993,162
          300 M      Caterpillar Financial Services Corp., 4.6%, 2014                                       304,760
                     CIT Group, Inc.:
          300 M          6.875%, 2009                                                                       328,700
        1,900 M          7.75%, 2012                                                                      2,231,381
                     ERAC USA Finance Enterprise Co.:
        1,775 M          7.35%, 2008 +                                                                    1,916,407
        1,170 M          8%, 2011 +                                                                       1,356,312
                     General Electric Capital Corp.:
          850 M          7.875%, 2006                                                                       894,089
          700 M          8.5%, 2008                                                                         782,321
        1,000 M          5.45%, 2013                                                                      1,062,416
        1,550 M      General Motors Acceptance Corp., 7.75%, 2010                                         1,516,613
        1,825 M      Household Finance Corp., 6.5%, 2008                                                  1,949,372
-------------------------------------------------------------------------------------------------------------------
                                                                                                         13,335,533
-------------------------------------------------------------------------------------------------------------------
                     Financial Services -- 11.0%
                     Bank of America Corp.:
        1,067 M          7.8%, 2010                                                                       1,221,554
        1,225 M          7.4%, 2011                                                                       1,403,600
                     Bank One Corp.:
        1,165 M          7.6%, 2007                                                                       1,234,458
          700 M          7.875%, 2010                                                                       810,148
          700 M      Chase Manhattan Corp., 7.875%, 2010                                                    807,794
        1,750 M      Comerica, 7.125%, 2013                                                               1,897,306
        1,200 M      First Union National Bank, 7.8%, 2010                                                1,395,346
        1,000 M      Fleet Capital Trust II, 7.92%, 2026                                                  1,079,796
        1,500 M      Florida Windstorm Underwriting Assoc., 7.125%, 2019 +                                1,815,961
        1,200 M      Greenpoint Bank, 9.25%, 2010                                                         1,463,873
          775 M      Huntington National Bank, 8%, 2010                                                     889,259
          795 M      Manufacturers & Traders Trust Co., 8%, 2010                                            935,661
        1,200 M      National City Bank of Pennsylvania, 7.25%, 2011                                      1,377,025
          288 M      NBD Bancorp, Inc., 7.125%, 2007                                                        303,087
        1,125 M      Old National Bank, 6.75%, 2011                                                       1,236,183
        1,298 M      Republic NY Corp., 7.75%, 2009                                                       1,452,358
        1,600 M      Royal Bank of Scotland Group PLC, 5%, 2014                                           1,652,754
                     U.S. Bank NA:
          600 M          4.95%, 2014                                                                        617,792
          900 M          6.3%, 2014                                                                       1,017,951
                     Washington Mutual, Inc.:
        1,825 M          8.25%, 2010                                                                      2,098,062
          250 M          4.625%, 2014                                                                       243,843
-------------------------------------------------------------------------------------------------------------------
                                                                                                         24,953,811
-------------------------------------------------------------------------------------------------------------------
                     Food/Beverage/Tobacco -- 3.9%
          910 M      Bottling Group, LLC, Series "B", 5%, 2013                                              942,959
                     Coca-Cola Enterprises, Inc.:
        1,050 M          7.125%, 2009                                                                     1,166,814
        1,355 M          7.125%, 2017                                                                     1,626,497
        1,995 M      ConAgra Foods, Inc., 6.75%, 2011                                                     2,210,582
          700 M      Hershey Foods Corp., 6.7%, 2005                                                        704,727
        1,000 M      Pepsi Bottling Group, Inc., 7%, 2029                                                 1,273,065
          900 M      Philip Morris Companies, Inc., 6.95%, 2006                                             921,522
-------------------------------------------------------------------------------------------------------------------
                                                                                                          8,846,166
-------------------------------------------------------------------------------------------------------------------
                     Food/Drug -- 3.3%
        2,000 M      CVS Corp., 4.875%, 2014                                                              2,036,964
        1,550 M      Delhaize America, Inc., 8.125%, 2011                                                 1,746,205
        1,600 M      Kroger Co., 7%, 2018                                                                 1,843,306
                     Safeway, Inc.:
          510 M          7%, 2007                                                                           536,225
          450 M          9.3%, 2007                                                                         479,798
          700 M          6.5%, 2011                                                                         757,471
-------------------------------------------------------------------------------------------------------------------
                                                                                                          7,399,969
-------------------------------------------------------------------------------------------------------------------
                     Forest Products/Containers -- 2.5%
        1,690 M      International Paper Co., 6.75%, 2011                                                 1,844,512
        1,725 M      Sappi Papier Holding AG, 6.75%, 2012 +                                               1,846,007
                     Weyerhaeuser Co.:
        1,100 M          7.25%, 2013                                                                      1,246,220
          610 M          7.5%, 2013                                                                         696,907
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,633,646
-------------------------------------------------------------------------------------------------------------------
                     Gaming/Leisure -- .7%
          750 M      MGM Mirage, Inc., 8.5%, 2010                                                           836,250
          750 M      Park Place Entertainment Corp., 9.375%, 2007                                           808,125
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,644,375
-------------------------------------------------------------------------------------------------------------------
                     Health Care -- 2.6%
        1,880 M      Becton, Dickinson & Co., 7.15%, 2009                                                 2,094,939
          900 M      Columbia/HCA Healthcare, Inc., 7.5%, 2023                                              953,628
        1,130 M      Tenet Healthcare Corp., 6.375%, 2011                                                 1,081,975
        1,500 M      Wyeth, 6.95%, 2011                                                                   1,678,347
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,808,889
-------------------------------------------------------------------------------------------------------------------
                     Information Technology -- .1%
          250 M      First Data Corp., 4.7%, 2013                                                           252,497
-------------------------------------------------------------------------------------------------------------------
                     Manufacturing -- 3.6%
                     Ingersoll-Rand Co.:
          875 M          9%, 2021                                                                         1,259,589
        1,600 M          4.75%, 2015                                                                      1,618,171
        1,600 M      Newell Rubbermaid, Inc., 6.75%, 2012                                                 1,760,186
          775 M      Rubbermaid, Inc., 6.6%, 2006                                                           799,838
                     United Technologies Corp.:
          900 M          6.5%, 2009                                                                         977,673
        1,600 M          7.125%, 2010                                                                     1,823,904
-------------------------------------------------------------------------------------------------------------------
                                                                                                          8,239,361
-------------------------------------------------------------------------------------------------------------------
                     Media-Broadcasting -- 2.6%
                     Comcast Cable Communications, Inc.:
        1,300 M          8.375%, 2007                                                                     1,395,176
        2,000 M          7.125%, 2013                                                                     2,295,586
                     Cox Communications, Inc.:
          400 M          4.625%, 2013                                                                       388,918
        1,000 M          5.5%, 2015                                                                       1,022,297
          700 M      PanAmSat Corp., 6.375%, 2008                                                           714,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,815,977
-------------------------------------------------------------------------------------------------------------------
                     Media-Diversified -- 4.8%
        1,575 M      AOL Time Warner, Inc., 6.875%, 2012                                                  1,779,717
        1,480 M      Cox Enterprises, Inc., 8%, 2007 +                                                    1,559,507
          500 M      Houghton Mifflin Co., 7.2%, 2011                                                       513,125
                     New York Times Co.:
          500 M          6.95%, 2009                                                                        552,706
        1,900 M          5%, 2015                                                                         1,970,059
                     News America, Inc.:
          500 M          5.3%, 2014                                                                         513,955
        1,600 M          7.3%, 2028                                                                       1,867,570
        1,000 M      Time Warner, Inc., 6.875%, 2018                                                      1,157,438
                     Viacom, Inc.:
          500 M          8.625%, 2012                                                                       586,398
          360 M          8.875%, 2014                                                                       442,894
-------------------------------------------------------------------------------------------------------------------
                                                                                                         10,943,369
-------------------------------------------------------------------------------------------------------------------
                     Metals/Mining -- 3.6%
        2,200 M      Alcan, Inc., 4.5%, 2013                                                              2,165,948
        1,300 M      Alcoa, Inc., 6%, 2012                                                                1,409,784
        1,112 M      Hanson Australia Funding, 5.25%, 2013                                                1,142,419
        1,846 M      Hanson PLC, 7.875%, 2010                                                             2,136,383
        1,350 M      Thiokol Corp., 6.625%, 2008                                                          1,430,650
-------------------------------------------------------------------------------------------------------------------
                                                                                                          8,285,184
-------------------------------------------------------------------------------------------------------------------
                     Real Estate Investment Trusts -- 6.6%
        1,654 M      Archstone-Smith Trust, 7.9%, 2016                                                    1,962,010
                     AvalonBay Communities, Inc.:
        1,900 M          7.5%, 2010                                                                       2,165,269
          200 M          6.625%, 2011                                                                       220,575
        1,800 M      Boston Properties, Inc., 5%, 2015                                                    1,803,017
                     Duke Weeks Realty Corp.:
        1,350 M          7.75%, 2009                                                                      1,517,064
          200 M          4.625%, 2013                                                                       197,605
                     EOP Operating LP:
        1,705 M          8.1%, 2010                                                                       1,966,868
          150 M          7.25%, 2018                                                                        175,873
        1,900 M      Mack-Cali Realty LP, 7.75%, 2011                                                     2,176,877
                     Simon Property Group, Inc.:
        1,875 M          7.875%, 2016 +                                                                   2,252,233
          425 M          7.375%, 2018                                                                       501,784
-------------------------------------------------------------------------------------------------------------------
                                                                                                         14,939,175
-------------------------------------------------------------------------------------------------------------------
                     Retail - General Merchandise -- 4.3%
        1,750 M      Federated Department Stores, Inc., 7.45%, 2017                                       2,113,613
          900 M      Lowe's Companies, Inc., 8.25%, 2010                                                  1,059,215
        1,675 M      RadioShack Corp., 7.375%, 2011                                                       1,852,367
                     Target Corp.:
          190 M          5.375%, 2009                                                                       198,766
        1,620 M          7.5%, 2010                                                                       1,863,993
                     Wal-Mart Stores, Inc.:
          850 M          8%, 2006                                                                           887,561
        1,800 M          4.125%, 2011                                                                     1,793,122
-------------------------------------------------------------------------------------------------------------------
                                                                                                          9,768,637
-------------------------------------------------------------------------------------------------------------------
                     Telecommunications -- 2.7%
        1,200 M      Deutsche Telekom AG, 8.5%, 2010                                                      1,392,163
                     GTE Corp.:
          909 M          6.84%, 2018                                                                      1,037,724
          500 M          7.9%, 2027                                                                         541,871
        1,325 M      Sprint Capital Corp., 6.375%, 2009                                                   1,411,332
          800 M      Verizon New York, Inc., 6.875%, 2012                                                   885,342
          750 M      Vodafone AirTouch PLC, 7.75%, 2010                                                     857,180
-------------------------------------------------------------------------------------------------------------------
                                                                                                          6,125,612
-------------------------------------------------------------------------------------------------------------------
                     Transportation -- 4.2%
                     Burlington Northern Santa Fe Corp.:
          725 M          7.875%, 2007                                                                       768,151
        1,125 M          7.125%, 2010                                                                     1,269,947
          700 M          6.75%, 2011                                                                        783,203
          600 M      Caliber System, Inc., 7.8%, 2006                                                       620,971
                     Canadian National Railway Co.:
        1,015 M          6.45%, 2006                                                                      1,038,002
          850 M          7.375%, 2031                                                                     1,121,492
          650 M      FedEx Corp., 3.5%, 2009                                                                634,056
          800 M      Norfolk Southern Corp., 7.7%, 2017                                                   1,000,822
        1,700 M      Union Pacific Corp., 7.375%, 2009                                                    1,892,297
          300 M      Union Pacific Railroad, 7.28%, 2011                                                    343,280
-------------------------------------------------------------------------------------------------------------------
                                                                                                          9,472,221
-------------------------------------------------------------------------------------------------------------------
                     Utilities -- 9.7%
          500 M      Cogentrix Energy, Inc., 8.75%, 2008 +                                                  571,182
          700 M      Columbia Energy Group, 6.8%, 2005                                                      707,636
                     Consumers Energy Co.:
          735 M          6.375%, 2008                                                                       770,914
        1,800 M          6.875%, 2018                                                                     2,128,574
        1,450 M      Dominion Resources, Inc., 5%, 2013                                                   1,462,889
        1,000 M      DPL, Inc., 6.875%, 2011                                                              1,085,000
        1,650 M      Duke Capital Corp., 8%, 2019                                                         2,046,756
        1,371 M      Eastern Energy, Ltd., 6.75%, 2006 +                                                  1,418,184
          795 M      El Paso Energy Corp., 7.375%, 2012                                                     800,962
          500 M      Entergy Gulf States, Inc., 6.2%, 2033                                                  524,248
          700 M      Michigan Consolidated Gas Co., 7.06%, 2012                                             803,330
          547 M      Niagara Mohawk Holdings, Inc., 7.625%, 2005                                            551,687
                     Nisource Finance Corp.:
        1,200 M          7.875%, 2010                                                                     1,380,416
          600 M          5.4%, 2014                                                                         620,096
        1,400 M      OGE Energy Corp., 5%, 2014                                                           1,412,940
        1,350 M      PP&L Capital Funding, Inc., 8.375%, 2007                                             1,449,396
          775 M      PSI Energy, Inc., 8.85%, 2022                                                        1,086,714
        1,510 M      Public Service Electric & Gas Co., 6.75%, 2016                                       1,768,198
          400 M      South Carolina Electric & Gas Co., 6.7%, 2011                                          447,734
          900 M      Wisconsin Power & Light Co., 7%, 2007                                                  945,801
-------------------------------------------------------------------------------------------------------------------
                                                                                                         21,982,657
-------------------------------------------------------------------------------------------------------------------
                    Waste Management -- 1.4%
                    Allied Waste NA, Inc.:
          750 M          8.875%, 2008                                                                       791,250
          500 M          5.75%, 2011                                                                        470,000
                    Waste Management, Inc.:
        1,400 M          6.875%, 2009                                                                     1,516,983
          300 M          7.375%, 2010                                                                       335,834
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,114,067
-------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $181,285,897)                                                      186,884,941
-------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT OBLIGATIONS -- 5.7%
                    U.S. Treasury Notes:
        1,800 M          5.875%, 2005                                                                     1,817,298
        3,500 M          6.625%, 2007                                                                     3,688,402
        2,100 M          5.625%, 2008                                                                     2,211,399
        1,300 M          6%, 2009                                                                         1,412,887
        3,300 M          6.5%, 2010                                                                       3,683,757
-------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $13,260,969)                                            12,813,743
-------------------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.9%
                     Fannie Mae:
        1,600 M          6.125%, 2012                                                                     1,791,813
        1,287 M          5%, 2016                                                                         1,282,347
        1,000 M      Federal Home Loan Bank, 7.23%, 2015                                                  1,154,134
                     Freddie Mac:
        1,400 M          4.6%, 2018                                                                       1,382,375
          900 M          5%, 2018                                                                           894,280
        2,300 M      Tennessee Valley Authority, 5.375%, 2008                                             2,405,315
-------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $8,841,767)                                       8,910,264
-------------------------------------------------------------------------------------------------------------------
                     PASS THROUGH CERTIFICATES -- 3.4%
                     Real Estate -- .7%
        1,244 M      FDA Queens LP, 6.99%, 2017 +                                                         1,424,681
-------------------------------------------------------------------------------------------------------------------
                     Transportation -- 2.7%
          647 M      American Airlines, Inc., 7.377%, 2019                                                  463,332
          446 M      Canadian National Railway Co., 7.195%, 2016                                            534,113
        1,498 M      Continental Airlines, Inc., 8.388%, 2020                                             1,243,088
        1,358 M      FedEx Corp., 7.5%, 2018                                                              1,585,179
          691 M      Northwest Airlines, Inc., 8.072%, 2019                                                 755,016
          910 M      NWA Trust, 10.23%, 2012                                                                739,062
          825 M      Southwest Airlines Co., 6.126%, 2006                                                   838,983
-------------------------------------------------------------------------------------------------------------------
                                                                                                          6,158,773
-------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $8,117,458)                                                7,583,454
-------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS -- .7%
                     Housing
                     Virginia State Housing Development Authority:
          800 M          Series "A", 6.51%, 2019                                                            857,656
          710 M          Series "M", 7%, 2022                                                               790,322
-------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $1,480,540)                                                          1,647,978
-------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES -- 2.0%
        2,000 M      ChevronTexaco Corp., 3.13%, 7/13/05                                                  1,997,912
          700 M      General Electric Capital Corp., 3.2%, 7/7/05                                           699,627
          800 M      Prudential Funding Co., 3.15%, 7/18/05                                                 798,808
        1,000 M      Toyota Motor Credit Corp., 3.14%, 7/18/05                                              998,516
-------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $4,494,863)                                               4,494,863
-------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS -- .6%
                     Federal Home Loan Bank:
          300 M          2.99%, 7/6/05                                                                      299,875
        1,000 M          3.09%, 7/13/05                                                                     998,969
-------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Agency Obligations (cost $1,298,844)                            1,298,844
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $218,780,338)                                                98.8%     223,634,087
Other Assets, Less Liabilities                                                                 1.2        2,804,146
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                   100.0%    $226,438,233
-------------------------------------------------------------------------------------------------------------------


+ Security exempt from registration under rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors. At June 30, 2005, the Fund held nine securities with an aggregate value of $14,160,474 representing 6.3% of the Fund's net assets.


At June 30, 2005, the cost of investments for federal income tax purposes was $218,780,338. Accumulated net unrealized appreciation on investments was $4,853,749, consisting of $8,060,533 gross unrealized appreciation and $3,206,784 gross unrealized depreciation.

Portfolio of Investments (unaudited)
FIRST INVESTORS FUND FOR INCOME, INC.
June 30, 2005

-------------------------------------------------------------------------------------------------------------------
     Principal
        Amount        Security                                                                                Value
-------------------------------------------------------------------------------------------------------------------
                      CORPORATE BONDS -- 87.9%
                      Aerospace/Defense -- 3.0%
         $3,450 M     Alliant Techsystems, Inc., 8.5%, 2011                                              $3,700,125
          5,250 M     DRS Technologies, Inc., 6.875%, 2013                                                5,460,000
          6,000 M     Dyncorp International, 9.5%, 2013 +                                                 5,610,000
          1,747 M     GenCorp, Inc., 9.5%, 2013                                                           1,895,495
          1,600 M     L-3 Communications Corp., 7.625%, 2012                                              1,712,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         18,377,620
-------------------------------------------------------------------------------------------------------------------
                      Automotive -- 6.6%
          2,700 M     Accuride Corp., 8.5%, 2015                                                          2,652,750
                      Asbury Automotive Group, Inc.:
          3,400 M         9%, 2012                                                                        3,493,500
          5,400 M         8%, 2014                                                                        5,238,000
          4,208 M     Cambridge Industries Liquidating Trust, 2007 ++ **                                     42,084
          3,750 M     Collins & Aikman Products Co., 10.75%, 2011 ++                                        862,500
          5,450 M     Dana Corp., 9%, 2011                                                                5,808,730
                      Delco Remy International, Inc.:
          5,800 M         11%, 2009                                                                       5,365,000
          3,250 M         9.375%, 2012                                                                    2,616,250
          2,000 M     Navistar International Corp., 6.25%, 2012 +                                         1,940,000
          2,500 M     Special Devices, Inc., 11.375%, 2008                                                2,225,000
            500 M     Tenneco Automotive, Inc., 8.625%, 2014                                                505,000
          4,693 M     TRW Automotive, Inc., 9.375%, 2013                                                  5,220,963
          3,600 M     United Components, Inc., 9.375%, 2013                                               3,645,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         39,614,777
-------------------------------------------------------------------------------------------------------------------
                      Chemicals -- 11.8%
          1,940 M     BCP Crystal US Holdings, 9.625%, 2014                                               2,182,500
          3,500 M     Equistar Chemicals LP, 10.625%, 2011                                                3,880,625
            950 M     Ethyl Corp., 8.875%, 2010                                                             989,187
          3,500 M     FMC Corp., 10.25%, 2009                                                             3,959,375
          6,550 M     Huntsman International LLC, 7.375%, 2015 +                                          6,500,875
                      Huntsman, LLC:
          1,636 M         11.625%, 2010                                                                   1,924,345
          2,765 M         11.5%, 2012                                                                     3,255,788
          7,000 M     IMC Global, Inc., 10.875%, 2013                                                     8,242,500
                      Lyondell Chemical Co.:
          1,000 M         9.625%, 2007                                                                    1,072,500
          8,000 M         10.875%, 2009                                                                   8,340,000
                      Millennium America, Inc.:
            900 M         7%, 2006                                                                          924,750
          4,375 M         9.25%, 2008                                                                     4,757,813
            250 M     Nalco Co., 8.875%, 2013                                                               269,375
          4,900 M     Omnova Solutions, Inc., 11.25%, 2010                                                5,169,500
          1,000 M     PQ Corp., 7.5%, 2013 +                                                                987,500
          8,150 M     Resolution Performance Products, LLC, 13.5%, 2010                                   8,802,000
          2,250 M     Southern States Cooperative, Inc., 10.5%, 2010 +                                    2,250,000
          5,526 M     Terra Capital, Inc., 11.5%, 2010                                                    6,327,270
            622 M     Texas Petrochemicals Corp., 7.25%, 2009                                             1,032,520
            592 M     Westlake Chemical Corp., 8.75%, 2011                                                  646,760
-------------------------------------------------------------------------------------------------------------------
                                                                                                         71,515,183
-------------------------------------------------------------------------------------------------------------------
                      Consumer Non-Durables -- 3.9%
          1,700 M     Broder Brothers Co., 11.25%, 2010                                                   1,725,500
          4,000 M     GFSI, Inc., 9.625%, 2007                                                            3,660,000
                      Levi Strauss & Co.:
          4,600 M         7.73%, 2012 ***                                                                 4,370,000
          4,000 M         9.75%, 2015                                                                     3,990,000
          7,200 M     Playtex Products, Inc., 9.375%, 2011                                                7,614,000
          2,500 M     Remington Arms Co., 10.5%, 2011                                                     2,375,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         23,734,500
-------------------------------------------------------------------------------------------------------------------
                      Energy -- 8.6%
          7,000 M     Bluewater Finance, Ltd., 10.25%, 2012                                               7,525,000
                      Chesapeake Energy Corp.:
          1,800 M         7.5%, 2014                                                                      1,962,000
          4,350 M         6.625%, 2016 +                                                                  4,513,125
            750 M     Compagnie Generale de Geophysique, 7.5%, 2015 +                                       785,625
          3,000 M     Delta Petroleum Corp., 7%, 2015 +                                                   2,835,000
          4,075 M     Dresser, Inc., 9.375%, 2011                                                         4,309,312
         13,750 M     El Paso Production Holding Co., 7.75%, 2013                                        14,746,875
          1,800 M     Energy Partners, Ltd., 8.75%, 2010                                                  1,899,000
                      Giant Industries, Inc.:
          5,493 M         11%, 2012                                                                       6,248,287
          4,150 M         8%, 2014                                                                        4,347,125
          1,000 M     Hanover Compressor Co. Zero Coupon (effective yield 11.37%), 2007 ##                  885,000
            250 M     Hornbeck Offshore Services, Inc., 6.125%, 2014                                        254,375
          1,750 M     Tesoro Petroleum Corp., 9.625%, 2008                                                1,868,125
-------------------------------------------------------------------------------------------------------------------
                                                                                                         52,178,849
-------------------------------------------------------------------------------------------------------------------
                      Financial Services -- 1.5%
          8,700 M     Dow Jones CDX High Yield, Trust 1, Series 4, 8.25%, 2010 +                          8,743,500
-------------------------------------------------------------------------------------------------------------------
                      Food/Beverage/Tobacco -- 2.9%
                      Land O'Lakes, Inc.:
          1,800 M         9%, 2010                                                                        1,948,500
          7,300 M         8.75%, 2011                                                                     7,391,250
          6,150 M     Merisant Co., 9.75%, 2013 +                                                         4,397,250
          1,800 M     Pierre Foods, Inc., 9.875%, 2012                                                    1,867,500
                      Pilgrim's Pride Corp.:
          1,550 M         9.625%, 2011                                                                    1,701,125
            150 M         9.25%, 2013                                                                       167,250
-------------------------------------------------------------------------------------------------------------------
                                                                                                         17,472,875
-------------------------------------------------------------------------------------------------------------------
                      Food/Drug -- 2.4%
                      Great Atlantic & Pacific Tea Company, Inc.:
          2,610 M         7.75%, 2007                                                                     2,681,775
          1,740 M         9.125%, 2011                                                                    1,840,050
          6,250 M     Ingles Markets, Inc., 8.875%, 2011                                                  6,382,813
          3,500 M     Roundy's, Inc., 8.875%, 2012                                                        3,622,500
-------------------------------------------------------------------------------------------------------------------
                                                                                                         14,527,138
-------------------------------------------------------------------------------------------------------------------
                      Forest Products/Containers -- 1.5%
          1,051 M     Pliant Corp., 11.625%, 2009 (PIK) +                                                 1,129,288
          4,300 M     Stone Container Corp., 9.75%, 2011                                                  4,568,750
                      Tekni-Plex, Inc.:
          1,900 M         12.75%, 2010                                                                    1,311,000
          2,000 M         8.75%, 2013 +                                                                   1,785,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                          8,794,038
-------------------------------------------------------------------------------------------------------------------
                      Gaming/Leisure -- 4.4%
          4,250 M     Circus & Eldorado/Silver Legacy, 10.125%, 2012                                      4,467,812
            500 M     Herbst Gaming, Inc., 8.125%, 2012                                                     532,500
          1,800 M     Isle of Capri Casinos, Inc., 7%, 2014                                               1,818,000
          3,000 M     John Q. Hammons Hotels, LP, 8.875%, 2012                                            3,285,000
          6,960 M     MGM Mirage, Inc., 6.625%, 2015 +                                                    7,073,100
                      Park Place Entertainment Corp.:
          3,500 M         9.375%, 2007                                                                    3,771,250
          5,000 M         7%, 2013                                                                        5,575,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         26,522,662
-------------------------------------------------------------------------------------------------------------------
                      Health Care -- 7.8%
            450 M     Alliance Imaging, 7.25%, 2012                                                         427,500
          4,000 M     Encore Medical IHC, Inc., 9.75%, 2012                                               3,900,000
          1,740 M     Fisher Scientific International, Inc., 6.125%, 2015 +                               1,750,875
          4,400 M     Genesis Health Ventures, Inc., 9.75%, 2008 ++ **                                        2,750
                      HCA, Inc.:
          4,350 M         5.25%, 2008                                                                     4,355,551
          6,100 M         6.75%, 2013                                                                     6,449,176
          4,000 M     Insight Health Services Corp., 9.875%, 2011                                         3,140,000
          4,500 M     MedQuest, Inc., 11.875%, 2012                                                       4,275,000
          2,800 M     Owens & Minor, Inc., 8.5%, 2011                                                     3,010,000
          3,600 M     PerkinElmer, Inc., 8.875%, 2013                                                     4,023,000
          1,725 M     Quintiles Transnational Corp., 10%, 2013                                            1,897,500
                      Tenet Healthcare Corp.:
         12,400 M         6.375%, 2011                                                                   11,873,000
          2,250 M         9.25%, 2015 +                                                                   2,345,625
-------------------------------------------------------------------------------------------------------------------
                                                                                                         47,449,977
-------------------------------------------------------------------------------------------------------------------
                      Housing -- 2.9%
          1,740 M     Building FirstSource, Inc., 7.51%, 2012 +  ***                                      1,740,000
          4,050 M     Integrated Electrical Services, Inc., 9.375%, 2009                                  3,047,625
            900 M     NTK Holdings, Inc., 0% -- 10.75%, 2014 + #                                            427,500
          7,700 M     Ply Gem Industries, Inc., 9%, 2012                                                  6,545,000
                      William Lyon Homes, Inc.:
          2,700 M         7.625%, 2012                                                                    2,592,000
          2,700 M         10.75%, 2013                                                                    2,943,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         17,295,125
-------------------------------------------------------------------------------------------------------------------
                      Information Technology -- .3%
          3,000 M     Exodus Communications, Inc., 10.75%, 2009 ++ **                                         1,875
                      Iron Mountain, Inc.:
          1,000 M         8.625%, 2013                                                                    1,040,000
          1,000 M         6.625%, 2016                                                                      930,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,971,875
-------------------------------------------------------------------------------------------------------------------
                      Investment/Finance Companies -- 1.7%
          1,586 M     Finova Group, Inc., 7.5%, 2009                                                        713,700
          3,400 M     General Motors Acceptance Corp., 4.5%, 2006                                         3,354,321
          5,500 M     LaBranche & Co., Inc., 11%, 2012                                                    5,967,500
-------------------------------------------------------------------------------------------------------------------
                                                                                                         10,035,521
-------------------------------------------------------------------------------------------------------------------
                      Manufacturing -- 2.7%
                      Columbus McKinnon Corp.:
          7,900 M         8.5%, 2008                                                                      7,781,500
            500 M         10%, 2010                                                                         545,000
          2,500 M     Itron, Inc., 7.75%, 2012                                                            2,575,000
                      Wolverine Tube, Inc.:
          3,500 M         7.375%, 2008 +                                                                  3,062,500
          2,500 M         10.5%, 2009                                                                     2,387,500
-------------------------------------------------------------------------------------------------------------------
                                                                                                         16,351,500
-------------------------------------------------------------------------------------------------------------------
                      Media-Broadcasting -- 2.5%
            650 M     Block Communications, Inc., 9.25%, 2009                                               695,500
          5,000 M     Nexstar Finance Holding LLC, 0% -- 11.375%, 2013 #                                  3,781,250
            450 M     Nexstar Finance, Inc., 7%, 2014                                                       419,063
          3,000 M     Sinclair Broadcasting Group, Inc., 8.75%, 2011                                      3,165,000
                      Young Broadcasting Inc.:
          2,920 M         10%, 2011                                                                       2,788,600
          4,900 M         8.75%, 2014                                                                     4,361,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         15,210,413
-------------------------------------------------------------------------------------------------------------------
                      Media-Cable TV -- 11.7%
          8,745 M     Adelphia Communications Corp., 10.25%, 2011 ++                                      7,892,362
          6,250 M     Atlantic Broadband Finance, LLC, 9.375%, 2014 +                                     5,906,250
         13,375 M     Cablevision Systems Corp., 8%, 2012                                                13,174,375
                      Charter Communications Holdings, LLC:
          8,500 M         10%, 2009                                                                       6,608,750
          1,000 M         10.75%, 2009                                                                      777,500
          2,000 M         10.25%, 2010                                                                    1,495,000
          7,250 M         0% -- 11.75%, 2011 #                                                            4,839,375
          2,000 M         8%, 2012 +                                                                      2,000,000
          4,625 M     CSC Holdings, Inc., 8.125%, 2009                                                    4,705,937
          8,690 M     Echostar DBS Corp., 6.375%, 2011                                                    8,657,413
          5,476 M     Loral Cyberstar, Inc., 10%, 2006 ++                                                 4,243,900
                      Mediacom LLC/Mediacom Capital Corp.:
          4,000 M         7.875%, 2011                                                                    3,870,000
          2,000 M         9.5%, 2013                                                                      2,005,000
          4,300 M     Quebecor Media, Inc., 11.125%, 2011                                                 4,799,875
-------------------------------------------------------------------------------------------------------------------
                                                                                                         70,975,737
-------------------------------------------------------------------------------------------------------------------
                      Media-Diversified -- 2.5%
          5,200 M     Cenveo, Inc., 7.875%, 2013                                                          4,966,000
          1,500 M     R.H. Donnelley Financial Corp., 10.875%, 2012 +                                     1,751,250
                      Six Flags, Inc.:
          2,500 M         8.875%, 2010                                                                    2,450,000
          1,800 M         9.625%, 2014                                                                    1,692,000
          3,400 M     Universal City Development Partners, Ltd., 11.75%, 2010                             3,918,500
            250 M     Universal City Florida, 7.96%, 2010 ***                                               260,625
-------------------------------------------------------------------------------------------------------------------
                                                                                                         15,038,375
-------------------------------------------------------------------------------------------------------------------
                      Metals/Mining -- .3%
          3,000 M     Murrin Murrin Holdings Property, Ltd., 9.375%, 2007 ++ **                                  --
          1,740 M     Russell Metals, Inc., 6.375%, 2014                                                  1,635,600
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,635,600
-------------------------------------------------------------------------------------------------------------------
                      Retail-General Merchandise -- 2.2%
          1,000 M     General Nutrition Centers, Inc., 8.5%, 2010                                           805,000
          9,000 M     Gregg Appliances, Inc., 9%, 2013 +                                                  8,482,500
          4,000 M     Michaels Stores, Inc., 9.25%, 2009                                                  4,185,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         13,472,500
-------------------------------------------------------------------------------------------------------------------
                      Services -- 3.7%
                      Allied Waste NA, Inc.:
          3,450 M         5.75%, 2011                                                                     3,243,000
          1,847 M         9.25%, 2012                                                                     2,003,995
          1,800 M         7.875%, 2013                                                                    1,849,500
          6,000 M         7.375%, 2014                                                                    5,580,000
          1,680 M     Hydrochem Industrial Services, Inc., 9.25%, 2013 +                                  1,562,400
                      United Rentals, Inc.:
          5,000 M         6.5%, 2012                                                                      4,943,750
          3,600 M         7%, 2014                                                                        3,447,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         22,629,645
-------------------------------------------------------------------------------------------------------------------
                      Telecommunications -- .0%
          6,050 M     E. Spire Communications, Inc., 13%, 2005 ++ **                                            605
          2,400 M     ICG Services, Inc., 10%, 2008 ++ **                                                     1,500
                      XO Communications, Inc.:
          7,000 M         12.5%, 2006 ++ **                                                                   4,375
          2,750 M         9.45%, 2008 ++ **                                                                   1,719
-------------------------------------------------------------------------------------------------------------------
                                                                                                              8,199
-------------------------------------------------------------------------------------------------------------------
                      Transportation -- 1.2%
          1,750 M     American Commercial Lines, LLC, 9.5%, 2015 +                                        1,855,000
          2,700 M     General Maritime Corp., 10%, 2013                                                   2,943,000
            500 M     Great Lakes Dredge & Dock Corp., 7.75%, 2013                                          381,250
          1,750 M     Overseas Shipholding Group, Inc., 8.25%, 2013                                       1,837,500
            500 M     Titan Petrochemicals Group, Ltd., 8.5%, 2012 +                                        457,500
-------------------------------------------------------------------------------------------------------------------
                                                                                                          7,474,250
-------------------------------------------------------------------------------------------------------------------
                      Utilities -- .2%
          5,500 M     AES Drax Energy, Ltd., 11.5%, 2010 ++                                                  12,375
          1,000 M     Pacific Energy Partners, LP, 7.125%, 2014                                           1,046,250
            250 M     Reliant Energy, Inc., 6.75%, 2014                                                     245,625
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,304,250
-------------------------------------------------------------------------------------------------------------------
                      Wireless Communications -- 1.6%
          5,000 M     Nextel Communications, Inc., 5.95%, 2014                                            5,218,750
          6,120 M     Triton Communications, LLC, 9.375%, 2011                                            4,421,700
                                                                                                          9,640,450
-------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $561,636,824)                                                      531,974,559
-------------------------------------------------------------------------------------------------------------------
                      COMMON STOCKS -- 2.1%
                      Automotive -- .0%
         37,387  *    Safelite Glass Corporation - Class "B" + **                                           186,935
          2,523  *    Safelite Realty Corporation **                                                             25
-------------------------------------------------------------------------------------------------------------------
                                                                                                            186,960
-------------------------------------------------------------------------------------------------------------------
                      Chemicals -- .5%
        181,689  *    Texas Petrochemicals Corporation **                                                 2,725,335
         14,634  *    Texas Petrochemicals Corporation **                                                   164,632
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,889,967
-------------------------------------------------------------------------------------------------------------------
                      Consumer Non-Durables -- .0%
         25,200  *    Worldtex, Inc. **                                                                         252
-------------------------------------------------------------------------------------------------------------------
                      Food/Drug -- .3%
        111,700       Ingles Markets, Inc.                                                                1,538,109
-------------------------------------------------------------------------------------------------------------------
                      Media-Cable TV -- .0%
            934  *    Loral Cyberstar, Inc. **                                                                   --
-------------------------------------------------------------------------------------------------------------------
                      Telecommunications -- 1.3%
        304,197  *    RCN Corporation                                                                     7,023,909
          9,300  *    RCN Corporation **                                                                         93
         24,120  *    TelCove, Inc. + **                                                                    850,712
          2,533  *    Viatel Holding (Bermuda), Ltd. **                                                         304
         18,224  *    World Access, Inc.                                                                         18
-------------------------------------------------------------------------------------------------------------------
                                                                                                          7,875,036
-------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $22,828,954)                                                          12,490,324
-------------------------------------------------------------------------------------------------------------------
                      U.S. GOVERNMENT OBLIGATIONS -- .9%
         $5,000 M     U.S. Treasury Notes, 7%, 2006 (cost $5,330,156)                                     5,174,805
-------------------------------------------------------------------------------------------------------------------
                      WARRANTS -- .0%
                      Aerospace/Defense -- .0%
          3,000  *    DeCrane Aircraft Holdings, Inc. (expiring 9/30/08) + **                                    30
-------------------------------------------------------------------------------------------------------------------
                      Automotive -- .0%
                      Safelite Glass Corporation:
         91,625  *        Class "A" (expiring 9/29/06) + **                                                     916
         61,084  *        Class "B" (expiring 9/29/07) + **                                                     611
-------------------------------------------------------------------------------------------------------------------
                                                                                                              1,527
-------------------------------------------------------------------------------------------------------------------
                      Media-Cable TV -- .0%
         54,020  *    Loral Cyberstar, Inc. (expiring 12/26/06) **                                               --
-------------------------------------------------------------------------------------------------------------------
                      Telecommunications -- .0%-
          3,500  *    GT Group Telecom, Inc. (expiring 2/1/10) + **                                              --
          5,600  *    Powertel, Inc. (expiring 2/1/06) **                                                   195,980
          9,045  *    TelCove, Inc. (expiring 4/8/08) + **                                                   54,270
-------------------------------------------------------------------------------------------------------------------
                                                                                                            250,250
-------------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $5,310,832)                                                                   251,807
-------------------------------------------------------------------------------------------------------------------
                      PREFERRED STOCKS -- .0%
                      Consumer Non-Durables
          7,714  *    Worldtex, Inc., 12%, 2049** (cost $527,885) **                                             77
-------------------------------------------------------------------------------------------------------------------
                      SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.1%
                      Federal Home Loan Bank:
        $19,000 M         2.97%, 7/1/05                                                                  19,000,000
          7,000 M         2.99%, 7/6/05                                                                   6,997,088
          3,000 M         3.09%, 7/13/05                                                                  2,996,906
         14,000 M     Freddie Mac, 2.97%, 7/5/05                                                         13,995,371
-------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Agency Obligations (cost $42,989,365)                          42,989,365
-------------------------------------------------------------------------------------------------------------------
                      SHORT-TERM CORPORATE NOTES -- 1.1%
          6,000 M     ChevronTexaco Funding Corp., 3.13%, 7/13/05                                         5,993,735
            500 M     Prudential Funding Co., 3.15%, 7/18/05                                                499,255
-------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $6,492,990)                                               6,492,990
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $645,117,006)                                             99.1%        599,373,927
Other Assets, Less Liabilities                                                               .9           5,580,247
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%       $604,954,174
-------------------------------------------------------------------------------------------------------------------


  * Non-income producing

 ** Securities fair valued as determined in good faith pursuant to procedures adopted by the Board. At June 30, 2005, the Fund held twenty-five securities with a value of $4,235,080 representing 0.7% of the Fund's net assets.

*** Interest Rates on Adjustable Rate Bonds are determined and reset quarterly by the indentures. The interest rates above are the rates in effect on June 30, 2005.

  + Security exempt from registration under rule 144A of the Securities
    Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors. At June 30, 2005, the Fund held thirty-two securities with an aggregate value of $80,985,137 representing 13.4% of the Fund's net assets.

 ++ In default as to principal and/or inteerest payment

  # Denotes a stepbond (a zero coupon bond that converts to a fixed interest rate at a designated future date)

 ## Zero coupon bond reflecting effective yield on the date of purchase.

    At June 30, 2005, the cost of investments for federal income tax purposes was $645,277,139. Accumulated net unrealized depreciation on investments was $45,903,211, consisting of $23,055,970 gross unrealized appreciation and $68,959,181 gross unrealized depreciation.

FOOTNOTE

A. Security Valuation--The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. With respect to each of the other Funds, except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the applicable Fund's Board of Directors/Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Cash Management Fund, Inc.
First Investors Government Fund, Inc.
First Investors Series Fund
First Investors Fund For Income, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  August 26, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  August 26, 2005